Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,024,000
Previously Paid Amount	0.00
Total Fee Amount	156.77
Total Offset Amount	0.00
Net Fee	156.77
Narrative - Max Aggregate Offering Price	$ 1,024,000
Final Prospectus	true